SCHEDULE I-SUMMARY OF INVESTMENTS-OTHER THAN INVESTMENTS IN RELATED PARTIES (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011
SCHEDULE I - SUMMARY OF INVESTMENTS-OTHER THAN INVESTMENTS IN RELATED PARTIES
Cost	$ 1,720,410
Fair Value	1,901,043
Amount at which shown in the balance sheet	1,900,288
Total fixed maturities
SCHEDULE I - SUMMARY OF INVESTMENTS-OTHER THAN INVESTMENTS IN RELATED PARTIES
Cost	1,345,961
Fair Value	1,407,305
Amount at which shown in the balance sheet	1,406,550
Total fixed maturities | Available-for-sale
SCHEDULE I - SUMMARY OF INVESTMENTS-OTHER THAN INVESTMENTS IN RELATED PARTIES
Cost	1,085,728
Fair Value	1,146,317
Amount at which shown in the balance sheet	1,146,317
Total fixed maturities | Held-to-maturity
SCHEDULE I - SUMMARY OF INVESTMENTS-OTHER THAN INVESTMENTS IN RELATED PARTIES
Cost	260,226
Fair Value	260,981
Amount at which shown in the balance sheet	260,226
Total fixed maturities | Trading
SCHEDULE I - SUMMARY OF INVESTMENTS-OTHER THAN INVESTMENTS IN RELATED PARTIES
Cost	7
Fair Value	7
Amount at which shown in the balance sheet	7
U.S Government: | Available-for-sale
SCHEDULE I - SUMMARY OF INVESTMENTS-OTHER THAN INVESTMENTS IN RELATED PARTIES
Cost	15,721
Fair Value	16,172
Amount at which shown in the balance sheet	16,172
Non U.S. Government & Agency | Available-for-sale
SCHEDULE I - SUMMARY OF INVESTMENTS-OTHER THAN INVESTMENTS IN RELATED PARTIES
Cost	6,403
Fair Value	6,697
Amount at which shown in the balance sheet	6,697
U.S. Agencies: | Available-for-sale
SCHEDULE I - SUMMARY OF INVESTMENTS-OTHER THAN INVESTMENTS IN RELATED PARTIES
Cost	112,975
Fair Value	113,819
Amount at which shown in the balance sheet	113,819
U.S. Agencies: | Held-to-maturity
SCHEDULE I - SUMMARY OF INVESTMENTS-OTHER THAN INVESTMENTS IN RELATED PARTIES
Cost	243,571
Fair Value	244,656
Amount at which shown in the balance sheet	243,571
Mtge/ABS/CMO | Available-for-sale
SCHEDULE I - SUMMARY OF INVESTMENTS-OTHER THAN INVESTMENTS IN RELATED PARTIES
Cost	287,459
Fair Value	305,939
Amount at which shown in the balance sheet	305,939
Mtge/ABS/CMO | Trading
SCHEDULE I - SUMMARY OF INVESTMENTS-OTHER THAN INVESTMENTS IN RELATED PARTIES
Cost	7
Fair Value	7
Amount at which shown in the balance sheet	7
Corporates | Available-for-sale
SCHEDULE I - SUMMARY OF INVESTMENTS-OTHER THAN INVESTMENTS IN RELATED PARTIES
Cost	439,079
Fair Value	467,100
Amount at which shown in the balance sheet	467,100
Corporates | Held-to-maturity
SCHEDULE I - SUMMARY OF INVESTMENTS-OTHER THAN INVESTMENTS IN RELATED PARTIES
Cost	15,000
Fair Value	14,536
Amount at which shown in the balance sheet	15,000
States, political subdivisions, and revenues: | Available-for-sale
SCHEDULE I - SUMMARY OF INVESTMENTS-OTHER THAN INVESTMENTS IN RELATED PARTIES
Cost	224,091
Fair Value	236,590
Amount at which shown in the balance sheet	236,590
States, political subdivisions, and revenues: | Held-to-maturity
SCHEDULE I - SUMMARY OF INVESTMENTS-OTHER THAN INVESTMENTS IN RELATED PARTIES
Cost	1,655
Fair Value	1,789
Amount at which shown in the balance sheet	1,655
Equity Securities [Member]
SCHEDULE I - SUMMARY OF INVESTMENTS-OTHER THAN INVESTMENTS IN RELATED PARTIES
Cost	269,400
Fair Value	388,689
Amount at which shown in the balance sheet	388,689
Ind Misc & all other
SCHEDULE I - SUMMARY OF INVESTMENTS-OTHER THAN INVESTMENTS IN RELATED PARTIES
Cost	207,230
Fair Value	314,331
Amount at which shown in the balance sheet	314,331
I Shares (ind/misc)
SCHEDULE I - SUMMARY OF INVESTMENTS-OTHER THAN INVESTMENTS IN RELATED PARTIES
Cost	62,170
Fair Value	74,358
Amount at which shown in the balance sheet	74,358
Reits (Ind/misc)
SCHEDULE I - SUMMARY OF INVESTMENTS-OTHER THAN INVESTMENTS IN RELATED PARTIES
Cost	0
Fair Value	0
Amount at which shown in the balance sheet	0
Cash & short-term investments
SCHEDULE I - SUMMARY OF INVESTMENTS-OTHER THAN INVESTMENTS IN RELATED PARTIES
Cost	105,049
Fair Value	105,049
Amount at which shown in the balance sheet	$ 105,049